Consolidated statements of financial position - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	€ 1,607	€ 1,718
Leasehold improvements and equipment	3,814	2,226
Long-term financial assets	12,348	20,042
Right-of-use assets	972	940
Total non-current assets	18,741	24,926
Current assets
Cash and cash equivalents	197,630	146,854
Trade and other receivables	4,809	2,439
Inventories	421	246
Other assets	3,534	1,260
Total current assets	206,394	150,799
TOTAL ASSETS	225,135	175,725
Equity
Issued capital	1,234	983
Capital reserves	474,087	345,164
Fair value reserves	(5,973)	1,720
Accumulated deficit	(333,397)	(275,874)
Total equity	135,951	71,993
Non current liabilities
Borrowings	17,060	231
Contract liabilities	7,209	35,992
Lease liabilities	368	482
Total non-current liabilities	24,637	36,705
Current liabilities
Trade and other payables	18,860	11,394
Borrowings	580	92
Lease liabilities	683	492
Contract liabilities	44,424	55,049
Total current liabilities	64,547	67,027
TOTAL EQUITY AND LIABILITIES	€ 225,135	€ 175,725